OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Noncurrent [Abstract]
Operating lease liabilities (Note 9)	$ 370	$ 451
Fair value of derivative instruments (Note 27)	149	209
Asset retirement obligations	119	108
Loan from affiliate (Note 11)	111	0
Employee post-retirement benefits (Note 26)	69	94
Other	216	189
Other long-term liabilities	$ 1,034	$ 1,051